Operating and Geographic Segmentation - Summary of Average Assets, Grouped by Operating Segment (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Disclosure of operating segments [line items]
Net interest income	$ 14,310	$ 13,971	$ 12,888
Non-interest revenue	12,876	11,215	12,595
Total Revenue	27,186	25,186	25,483
Provision for credit losses	20	2,953	872
Insurance claims, commissions and changes in policy benefit liabilities	1,399	1,708	2,709
Depreciation and amortization	1,565	1,618	1,205
Non-interest expense	13,944	12,559	13,425
Income Before Provision for Income Taxes	10,258	6,348	7,272
Provision for (recovery of) income taxes	2,504	1,251	1,514
Reported net income (loss)	7,754	5,097	5,758
Average assets	981,140	942,450	833,252
Impaired Loans [Member]
Disclosure of operating segments [line items]
Provision for credit losses	525	1,522	751
Performing loans [member]
Disclosure of operating segments [line items]
Provision for credit losses	(505)	1,431	121
Canadian P&C [member]
Disclosure of operating segments [line items]
Net interest income	6,561	6,105	5,885
Non-interest revenue	2,225	1,930	2,099
Total Revenue	8,786	8,035	7,984
Provision for credit losses	377	1,410	607
Depreciation and amortization	526	517	355
Non-interest expense	3,511	3,375	3,481
Income Before Provision for Income Taxes	4,372	2,733	3,541
Provision for (recovery of) income taxes	1,135	706	917
Reported net income (loss)	3,237	2,027	2,624
Average assets	262,953	251,471	237,742
Canadian P&C [member] | Impaired Loans [Member]
Disclosure of operating segments [line items]
Provision for credit losses	493	787	544
Canadian P&C [member] | Performing loans [member]
Disclosure of operating segments [line items]
Provision for credit losses	(116)	623	63
US P&C [member]
Disclosure of operating segments [line items]
Net interest income	4,268	4,345	4,216
Non-interest revenue	1,243	1,186	1,162
Total Revenue	5,511	5,531	5,378
Provision for credit losses	(144)	859	197
Depreciation and amortization	487	563	459
Non-interest expense	2,310	2,512	2,677
Income Before Provision for Income Taxes	2,858	1,597	2,045
Provision for (recovery of) income taxes	669	320	434
Reported net income (loss)	2,189	1,277	1,611
Average assets	129,009	137,644	126,539
US P&C [member] | Impaired Loans [Member]
Disclosure of operating segments [line items]
Provision for credit losses	22	418	160
US P&C [member] | Performing loans [member]
Disclosure of operating segments [line items]
Provision for credit losses	(166)	441	37
BMO wealth management [member]
Disclosure of operating segments [line items]
Net interest income	982	900	935
Non-interest revenue	6,071	5,808	6,727
Total Revenue	7,053	6,708	7,662
Provision for credit losses	(12)	22
Insurance claims, commissions and changes in policy benefit liabilities	1,399	1,708	2,709
Depreciation and amortization	283	295	230
Non-interest expense	3,433	3,224	3,293
Income Before Provision for Income Taxes	1,950	1,459	1,430
Provision for (recovery of) income taxes	476	363	371
Reported net income (loss)	1,474	1,096	1,059
Average assets	48,232	45,573	40,951
BMO wealth management [member] | Impaired Loans [Member]
Disclosure of operating segments [line items]
Provision for credit losses	4	4	2
BMO wealth management [member] | Performing loans [member]
Disclosure of operating segments [line items]
Provision for credit losses	(16)	18	(2)
BMO capital markets [member]
Disclosure of operating segments [line items]
Net interest income	3,115	3,320	2,390
Non-interest revenue	3,011	2,006	2,369
Total Revenue	6,126	5,326	4,759
Provision for credit losses	(194)	659	80
Depreciation and amortization	269	243	161
Non-interest expense	3,167	2,993	3,118
Income Before Provision for Income Taxes	2,884	1,431	1,400
Provision for (recovery of) income taxes	744	344	309
Reported net income (loss)	2,140	1,087	1,091
Average assets	372,475	369,518	342,626
BMO capital markets [member] | Impaired Loans [Member]
Disclosure of operating segments [line items]
Provision for credit losses	11	310	52
BMO capital markets [member] | Performing loans [member]
Disclosure of operating segments [line items]
Provision for credit losses	(205)	349	28
Corporate services [member]
Disclosure of operating segments [line items]
Net interest income	(616)	(699)	(538)
Non-interest revenue	326	285	238
Total Revenue	(290)	(414)	(300)
Provision for credit losses	(7)	3	(12)
Non-interest expense	1,523	455	856
Income Before Provision for Income Taxes	(1,806)	(872)	(1,144)
Provision for (recovery of) income taxes	(520)	(482)	(517)
Reported net income (loss)	(1,286)	(390)	(627)
Average assets	168,471	138,244	85,394
Corporate services [member] | Impaired Loans [Member]
Disclosure of operating segments [line items]
Provision for credit losses	(5)	$ 3	(7)
Corporate services [member] | Performing loans [member]
Disclosure of operating segments [line items]
Provision for credit losses	$ (2)		$ (5)